Income Taxes	9 Months Ended
Sep. 30, 2025
Disclosure Of Income Tax Expense Continuing Operations [Abstract]
Income Taxes

6. INCOME TAXES

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2025	2024	2025	2024
Current Tax
Canada	288	184	791	830
United States	—	—	—	2
Asia Pacific	42	57	144	157
Other International	8	9	32	26
Total Current Tax Expense (Recovery)	338	250	967	1,015
Deferred Tax Expense (Recovery)	(327)	(46)	(520)	(124)
	11	204	447	891
For the nine months ended September 30, 2025, the Company recorded a deferred tax recovery, of which $315 million was related to the divestiture of the Company’s 50 percent interest in WRB. See Note 5.